Interests in unconsolidated structured entities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of unconsolidated structured entities [abstract]
Summary of the size of unconsolidated structured entities
The size of unconsolidated structured entities as of December 31, 2020 and 2021 are as follows:

	2020		2021
Total assets:
Asset-backed securitization	~~W~~	253,958,036	248,200,446
Structured financing		257,475,395	255,854,384
Investment fund		203,863,889	301,241,508

	~~W~~	715,297,320	805,296,338

Summary of the carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities
i) The carrying values of the assets and liabilities relating to its interests in unconsolidated structured entities as of December 31, 2020 and 2021 are as follows:

	2020
	Assets-backed securitization		Structured financing	Investment fund	Total
Assets under consolidated financial statements:
Loans measured at fair value through profit or loss	~~W~~	10,007	396,006	—	406,013
Loan at amortized cost		882,708	11,631,322	80,166	12,594,196
Securities at fair value through profit or loss		4,703,527	200,966	9,403,611	14,308,104
Derivate assets		10,353	1,050	—	11,403
Securities at fair value through other comprehensive income		2,105,239	122,664	—	2,227,903
Securities at amortized cost		6,294,228	—	—	6,294,228
Other assets		2,019	59,980	4,936	66,935

	~~W~~	14,008,081	12,411,988	9,488,713	35,908,782

Liabilities under consolidated financial statements:
Derivate liabilities	~~W~~	582	—	—	582
Other liabilities		2,610	21,421	—	24,031

	~~W~~	3,192	21,421	—	24,613

	2021
	Assets-backed securitization		Structured financing	Investment fund	Total
Assets under consolidated financial statements:
Loans measured at fair value through profit or loss	~~W~~	16,352	156,630	42,231	215,213
Loan at amortized cost		731,184	13,548,490	155,572	14,435,246
Securities at fair value through profit or loss		3,752,394	235,238	14,014,493	18,002,125
Derivate assets		4,343	16,560	—	20,903
Securities at fair value through other comprehensive income		2,510,057	215,237	—	2,725,294
Securities at amortized cost		6,493,106	—	—	6,493,106
Other assets		138	17,280	177	17,595

	~~W~~	13,507,574	14,189,435	14,212,473	41,909,482

Liabilities under consolidated financial statements:
Derivate liabilities	~~W~~	3,817	48	—	3,865
Other liabilities		103	21,683	—	21,786

	~~W~~	3,920	21,731	—	25,651

Summary of exposure to risk relating to its interests in unconsolidated structured entities
ii) The maximum risk exposure of the Group relating to its interests in unconsolidated structured entities as of December 31, 2020 and 2021 are as follows:

	2020
	Assets-backed securitization		Structured financing	Investment fund	Total
Assets held	~~W~~	14,008,081	12,411,988	9,488,713	35,908,782
ABS and ABCP purchase agreements		932,113	2,300	1,923,035	2,857,448
Loan commitments		618,030	707,860	—	1,325,890
Guarantees		87,293	—	—	87,293
Others		—	123,210	5,887	129,097

	~~W~~	15,645,517	13,245,358	11,417,635	40,308,510

	2021
	Assets-backed securitization		Structured financing	Investment fund	Total
Assets held	~~W~~	13,507,574	14,189,435	14,212,473	41,909,482
ABS and ABCP purchase agreements		895,273	2,210	2,703,353	3,600,836
Loan commitments		439,843	984,082	6,900	1,430,825
Guarantees		21,200	105,550	—	126,750
Others		—	150,579	—	150,579

	~~W~~	14,863,890	15,431,856	16,922,726	47,218,472